UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2009

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	February 2, 2010

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       45

Form 13F Information Table value total:       $105412



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
3M Company                 COM               604059105       235    2842SH       SOLE                             2842
Baxter International       COM              071813109        646   11005SH       SOLE                            11005
Becton, Dickinson and CompaCOM              075887109        646    8186SH       SOLE                             8186
Blackrock Invt Qlty Muni   COM              09247D105        181   13536SH       SOLE                            13536
BP ADR                     SPONSORED ADR    055622104        713   12295SH       SOLE                            12295
Canadian Nat'l Railway     COM               136375102       290    5343SH       SOLE                             5343
Caterpillar, Inc.          COM               149123101       379    6653SH       SOLE                             6653
Chevron Corporation        COM               166764100       675    8770SH       SOLE                             8770
Church & Dwight Co Inc     COM               171340102       604    9994SH       SOLE                             9994
Colgate-Palmolive Company  COM               194162103       765    9318SH       SOLE                             9318
Del Monte Foods Co         COM              24522P103        113   10000SH       SOLE                            10000
Dun & Bradstreet CorporatioCOM              26483E100        461    5469SH       SOLE                             5469
Eaton Vance                COM               278265103       237    7800SH       SOLE                             7800
Exxon Mobil Corporation    COM              30231G102       1686   24723SH       SOLE                            24723
Ford Motor Company         COM               345370860       101   10100SH       SOLE                            10100
H.J. Heinz Company         COM               423074103       667   15608SH       SOLE                            15608
Hewlett-Packard Company    COM               428236103       977   18967SH       SOLE                            18967
Int'l Business Machines    COM               459200101       945    7218SH       SOLE                             7218
iShares Lehman 1-3 Yr. TreaBARCLYS 1-3 YR    464287457      1469   17703SH       SOLE                            17703
iShares MSCI EAFE Index    MCSI EAFE IDX     464287465      6891  124660SH       SOLE                           124660
iShares MSCI Emrg Mkt Fd   MSCI EMERG MKT    464287234      4039   97332SH       SOLE                            97332
iShares S&P Global Telecom S&P GBL TELCM     464287275       485    8878SH       SOLE                             8878
iShares S&P Global Timber  S&P GTFIDX ETF    464288174      2663   67103SH       SOLE                            67103
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390      3265   68318SH       SOLE                            68318
L-3 Communications Hldgs   COM               502424104       439    5049SH       SOLE                             5049
Lab Corp of America        COM              50540R409        681    9093SH       SOLE                             9093
Netflix Inc                COM              64110L106        657   11934SH       SOLE                            11934
NIKE, Inc.                 COM               654106103       745   11279SH       SOLE                            11279
PG&E Corp                  COM              69331C108        358    8016SH       SOLE                             8016
Plum Creek Timber Co       COM               729251108      3858  102159SH       SOLE                           102159
Praxair, Inc.              COM              74005P104        609    7582SH       SOLE                             7582
Procter & Gamble Company   COM               742718109       238    3923SH       SOLE                             3923
Rovi Corporation           COM               779376102       975   30586SH       SOLE                            30586
Schlumberger Limited       COM               806857108       710   10916SH       SOLE                            10916
Southern Company           COM               842587107       390   11702SH       SOLE                            11702
SPDR DJ Wilshire Lrg Cap   DJWS LARGE CAP   78464A854      19365  373619SH       SOLE                           373619
SPDR DJ Wilshire Mid Cap   DJWS MIDCAP      78464A847       6252  129431SH       SOLE                           129431
SPDR DJ Wilshire Small Cap DJWS SMALL CAP   78464A813       3172   60368SH       SOLE                            60368
SPDR DJ Wilshire Total Mkt DJWS TOTAL MKT   78464A805        310    3782SH       SOLE                             3782
Target Corporation         COM              87612E106        232    4800SH       SOLE                             4800
Teva Pharmaceutical ADR    ADR               881624209       636   11312SH       SOLE                            11312
Thermo Fisher Scientific   COM               883556102       716   15004SH       SOLE                            15004
Vanguard Total Bond Market TOTAL BND MRKT    921937835     35118  446853SH       SOLE                           446853
Verizon Communications, IncCOM              92343V104        254    7667SH       SOLE                             7667
Wal-Mart Stores, Inc.      COM               931142103       564   10554SH       SOLE                            10554